Cash and cash equivalents and short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term investments [line items]
Cash equivalents and bank deposits in foreign currency	R$ 8,331	R$ 12,057
Cash and cash equivalents	12,971	35,130
Cash and cash equivalents	21,302	47,187	R$ 75,587	R$ 85,930
Short-term investments	220,301	26,389
Short-term investments
Short-term investments [line items]
Short-term investments	R$ 220,301	R$ 26,389
Average interest rate	13.49%	10.50%
Average interest rate as a percent of CDI	103.45%	84.80%